Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements on employee benefit plans	$ 36	$ 1
Accumulated other comprehensive loss [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	(5)
Remeasurements on employee benefit plans	(58)	(94)
Accumulated other comprehensive (loss) income	$ (59)	$ (99)